CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (Q1) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 26,116	$ 30,272
Cost of Sales
Content amortization and royalties	11,887	14,173
Manufacturing and fulfillment	8,330	10,031
Total cost of sales	20,217	24,204
Gross profit	5,899	6,068
Selling expenses	6,559	5,773
General and administrative expenses	5,515	5,145
Depreciation and amortization	1,165	1,523
Total operating expenses	13,239	12,441
LOSS FROM OPERATIONS	(7,340)	(6,373)
Equity earnings of affiliates	250	305
Interest expense, net	(2,943)	(2,018)
Change in fair value of stock warrants	497	(1,800)
Other income (expense)	(776)	123
LOSS BEFORE PROVISION FOR INCOME TAXES	(10,312)	(9,763)
Provision for income taxes	(318)	(308)
NET LOSS	$ (10,630)	$ (10,071)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.84)	$ (0.81)
Weighted average shares outstanding:
Basic and diluted (in shares)	12,680	12,454